Lease obligations (Tables)	12 Months Ended
Dec. 31, 2019
Lease Obligations [Abstract]
Disclosure of recognized lease obligation [Table Text Block]
	2019 $	2018 $
Right-of-use asset from office lease repayable in monthly instalments of $8,755 and an interest rate of 12.5% per annum and an end date of March 31, 2023	293,464	-
Less: current portion	(76,070)	-
Non-current portion	217,394	-

Disclosure of future minimum lease payments related to office [Table Text Block]
December 31, 2019 $

2020	106,846
2021	109,227
2022	111,609
2023	28,051
2024	-
Total minimum lease payments	355,733
Less: imputed interest	(62,269)
Total present value of minimum lease payments	293,464
Less: current portion	(76,070)
Non-current portion	217,394